Schedule Of Unaudited Results Explanatory (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Grant revenue				£ 163	£ 362
Research and development costs	£ (2,413)	£ (2,010)	(4,654)	(6,068)	(7,843)
Administrative costs	(1,849)	(1,656)	(2,946)	(4,958)	(3,841)
Loss from operations	(3,778)	(3,234)	(6,998)	(23,040)	(11,318)
Finance expense	(24)	(156)	(44)	(431)	(97)
Loss before tax	(3,398)	(3,390)	(6,106)	(23,470)	(10,923)
Taxation	£ 337	£ 236	(646)	(1,281)	(1,785)
Loss from operations after tax			(5,460)	(22,189)	(9,138)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Grant revenue				163	362
Total revenue				163
Research and development costs				(2,820)	(6,624)
Administrative costs				(1,146)	(3,775)
Loss from operations				(3,803)	(12,265)
Finance expense				(11)	(97)
Loss before tax				(3,814)	(11,870)
Taxation				(21)	(1,785)
Loss from operations after tax				£ (3,835)	£ (9,138)